DISPOSAL OF ASSETS	12 Months Ended
Dec. 31, 2022
Disclosure Of Disposal Of Assets [Abstract]
DISPOSAL OF ASSETS	DISPOSAL OF ASSETS
In April 2022, Brookfield Renewable, together with its institutional partners, completed the sale of its interest in a portfolio of 19 MW utility-scale solar assets in Asia (“Malaysia Utility-scale Solar Portfolio”) for proceeds of approximately MYR 144 million ($33 million and $10 million net to Brookfield Renewable). This resulted in a loss on disposition of $9 million ($3 million net to Brookfield Renewable) recognized within Other in the consolidated statements of income (loss). As a result of the disposition, Brookfield Renewable's post-tax portion of the accumulated revaluation surplus of $3 million was reclassified from accumulated other comprehensive income directly to equity and presented as a Disposals item in the consolidated statements of changes in equity.
In June 2022, Brookfield Renewable, together with its institutional partners, completed the sale of its 100% interest in a 36 MW operating hydroelectric portfolio in Brazil (“Brazil Hydroelectric Portfolio”) for proceeds of R$461 million (approximately $90 million and $23 million net to Brookfield Renewable). Brookfield Renewable holds an approximately 25% economic interest in each of the project entities within the Brazil Hydroelectric Portfolio and a 100% voting interest. As a result of the disposition, Brookfield Renewable's post-tax portion of the accumulated revaluation surplus of $30 million was reclassified from accumulated other comprehensive income directly to equity and presented as a Disposals item in the consolidated statements of changes in equity.
Summarized financial information relating to the disposals are shown below:

(MILLIONS)	Malaysia Utility-scale Solar Portfolio	Brazil Hydroelectric Portfolio	Total
Proceeds, net of transaction costs	$33	$90	$123
Carrying value of net assets held for sale
Assets	55	90	145
Liabilities	(6)	—	(6)
Non-controlling interests	(7)	—	(7)
	42	90	132
Loss on disposal, net of transaction costs	$(9)	$—	$(9)